SEWARD & KISSEL LLP
                       1200 G Street, N.W.
                      Washington, D.C. 20005

                     Telephone (202) 737-8833
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                          www.sewkis.com

                                         September 5, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                 The Korean Investment Fund, Inc.
                (File Nos. 333-68338 and 811-6467)

Ladies and Gentlemen:

     On behalf of The Korean Investment Fund, Inc., a Maryland corporation (the "Fund"), we are transmitting for filing a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the supplement and the statement of additional information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on August 29, 2002.

                                         Sincerely,


                                         /s/ Nora L. Sheehan


00250.0131 #347110